COVID-19 Considerations - Narrative (Details) € in Thousands, $ in Millions	6 Months Ended
	Sep. 30, 2021 EUR (€)	Sep. 30, 2021 USD ($)	Mar. 31, 2021 EUR (€)	Sep. 30, 2020 EUR (€)	Mar. 31, 2020 EUR (€)	Sep. 30, 2019 EUR (€)	Mar. 31, 2019 EUR (€)
Disclosure of non-adjusting events after reporting period [line items]
Average monthly fixed adjusted operating expenses	€ 7,900
Cash and cash equivalents	82,680		€ 182,783	€ 249,854	€ 226,139	€ 75,108	€ 104,072
Borrowings	722,320		720,856		625,676
Undrawn borrowing facilities	82,100
Trade payables	173,633		147,477		237,319
Loss recognized in income statement	59,000
Payables to tourists, unclaimed	72,700
Trade receivables	101,266		31,324		141,306
Monthly cash expenditure	12,400
Fixed adjusted operating expenses	7,900
Capital expenditures	1,700
Monthly payments of lease liabilities	1,000
Monthly interest expense	1,800
Monthly cash expenditure, pre-Covid-19	19,700
Gross carrying amount
Disclosure of non-adjusting events after reporting period [line items]
Borrowings	722,320		720,856		625,676
Revolving Credit Facility (RCF)
Disclosure of non-adjusting events after reporting period [line items]
Borrowings	99,000		99,000
Undrawn borrowing facilities	800
Revolving Credit Facility (RCF) | Gross carrying amount
Disclosure of non-adjusting events after reporting period [line items]
Borrowings	99,000		99,000		0
Long-term financing - Senior debt facility
Disclosure of non-adjusting events after reporting period [line items]
Borrowings	622,700
Long-term financing - Senior debt facility | Gross carrying amount
Disclosure of non-adjusting events after reporting period [line items]
Borrowings	630,000		630,000		0
Long-term financing - Senior debt facility | Capitalized financing fees
Disclosure of non-adjusting events after reporting period [line items]
Borrowings	7,300
Other bank overdraft
Disclosure of non-adjusting events after reporting period [line items]
Borrowings	600
Other bank overdraft | Gross carrying amount
Disclosure of non-adjusting events after reporting period [line items]
Borrowings	637		111		1,081
Liquidity facility
Disclosure of non-adjusting events after reporting period [line items]
Undrawn borrowing facilities	63,100
Notional amount	64,400	$ 75.0
Local credit facilities
Disclosure of non-adjusting events after reporting period [line items]
Undrawn borrowing facilities	18,200
Notional amount	€ 18,200		€ 18,200		€ 21,400